FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 6,210	$ 14,487
Financial liabilities	93,274	84,649
Fair value | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		70,069
Fair value | RSU liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	3,811	1,502
Fair value | DSU liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	1,745	997
Fair value | Offtake obligation | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		70,069
Fair value | Debt portion of convertible note | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	87,718	82,150
Fair value | Trade receivables | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	6,210	14,487
Carrying value | FVTPL, liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	5,556	72,568
Carrying value | FVTPL, liabilities | RSU liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	3,811	1,502
Carrying value | FVTPL, liabilities | DSU liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	1,745	997
Carrying value | FVTPL, liabilities | Offtake obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		70,069
Carrying value | Amortized cost, liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	525,335
Carrying value | Amortized cost, liabilities | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	47,297
Carrying value | Amortized cost, liabilities | Lease obligations
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	14,118
Carrying value | Amortized cost, liabilities | Loan facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	376,202
Carrying value | Amortized cost, liabilities | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	87,718
Carrying value | FVTPL, assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	6,210	14,487
Carrying value | FVTPL, assets | Trade receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets	6,210	14,487
Carrying value | Amortized cost, assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	23,228
Carrying value | Amortized cost, assets | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets	23,174
Carrying value | Amortized cost, assets | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 54
Carrying value | Loans and receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets		47,436
Financial liabilities		597,344
Carrying value | Loans and receivables | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		43,048
Carrying value | Loans and receivables | Loan facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		472,146
Carrying value | Loans and receivables | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		82,150
Carrying value | Loans and receivables | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets		45,407
Carrying value | Loans and receivables | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets		$ 2,029